UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
April 14, 2011

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                72
                                              -----------
Form 13F Information Table Value Total:       $   595,506
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 3/31/2011








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 3,538  37,841SH SOLE		       37,841
Alliance Res.	COM   01877r108	3,485  42,809SH	SOLE		       42,809
Altria Group    COM   02209S103 6,408 246,192SH SOLE                  246,192
Amedisys Inc.   COM   023436108 1,050  30,000SH SOLE                   30,000
Amerigroup Corp.COM   03073T102	1,178  18,340SH SOLE                   18,340
Amsurg Corp.	COM   03232P405	1,027  40,400SH SOLE		       40,400
Anadarko Pete	COM   032511107 1,135  13,865SH SOLE		       13,865
AT&T		COM   00206R102 6,141 200,634SH SOLE		      200,634
Boardwalk Pipe.	COM   096627104 2,511  76,885SH SOLE		       76,885
Buckeye Partner COM   118230101 2,728  42,934SH SOLE                   42,934
Chevron Corp	COM   166764100 11,548 107,438SH SOLE	              107,438
ConocoPhillips  COM   20825C104 11,720 146,763SH SOLE                 146,763
Cooper Tire Rub COM   216831107   939  36,500SH SOLE                   36,500
Corinthian Coll COM   218868107   774 175,153SH SOLE                  175,153
Coventry Health COM   222862104 1,010  31,730SH SOLE                   31,730
Diamond Offshr  COM   25271C102 6,744  86,800SH SOLE                   86,800
Direxion Lg Cap COM   25459W854 1,708  48,000SH SOLE                   48,000
Direxion RlEst. COM   25459W334	  883  62,000SH SOLE		       62,000
Eagle Rock Wts. COM   26985R120   800 200,000SH SOLE                  200,000
Eagle Rock      COM   26985r104 6,275 612,209SH SOLE                  612,209
Enbridge Energy COM   29250r106 2,283  35,340SH SOLE                   35,340
Enerplus Corp	COM   292766102	1,144  36,138SH SOLE		       36,138
Energy Transfer COM   29273R109 1,869  36,122SH SOLE                   36,122
Enterprise Prod COM   293792107 2,702  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 5,821 141,173SH SOLE                  141,173
First Energy    COM   337932107 1,556  41,974SH SOLE                   41,974
Freeport McM.	COM   35671D857 13,608 244,980SH SOLE                 244,980
Gamestop	COM   36467w109	  788  35,017SH SOLE                   35,017
General Elec	COM   369604103	3,334 166,288SH SOLE		      166,288
Heinz		COM   423074103 1,586  32,499SH SOLE		       32,499
Hershey Co.	COM   427866108	7,171 131,945SH SOLE		      131,945
Home Depot	COM   437076102	5,592 150,917SH SOLE		      150,917
Intel Corp.     COM   458140100 6,679 330,983SH SOLE                  330,983
Ishares TR Dow  COM   464287739 2,376  40,000SH SOLE                   40,000
Johnson & John	COM   478160104 4,901  82,727SH SOLE                   82,727
Kimberly Clark  COM   494368103 4,915  75,307SH	SOLE                   75,307
Kinder Morgan   COM   494550106 2,598  35,068SH SOLE                   35,068
Lilly Eli & CO  COM   532457108 7,439 211,519SH SOLE                  211,519
Magellan Mid.   COM   559080106 2,729  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 5,683 172,167SH SOLE                  172,167
Neutral Tandem  COM   64128B108 1,106  75,000SH SOLE                   75,000
Norfolk SOuth   COM   655844108 8,932 128,955SH SOLE                  128,955
Nustar          COM   67058h102 2,942  43,339SH SOLE                   43,339
Nutri System    COM   67069D108   724  50,000SH SOLE                   50,000
Occidental Pet.	COM   674599105	319,206 3,054,900SH SOLE            3,054,900
Olin Corp	COM   680665205 9,000 392,713SH SOLE                  392,713
PDL Biopharma   COM   69329Y104 1,218 210,000SH SOLE                  210,000
Penn VA         COM   707884102 1,717  62,006SH SOLE                   62,006
Penn West Pet.  COM   707887105 1,627  58,747SH SOLE                   58,747
Pfizer		COM   717081103 8,698 428,265SH SOLE                  428,265
Philip Morris	COM   718172109	6,961 106,068SH SOLE		      106,068
Plains All Amer COM   726503105 2,446  38,392SH SOLE                   38,392
Proshares Ultra COM   74347x856 9,211 577,872SH SOLE                  577,872
Santarus Inc.	COM   802817304   872 255,000SH SOLE                  255,000
S W S Group Inc COM   78503N107 1,122 185,000SH SOLE                  185,000
Sanderson Farms COM   800013104 1,377  30,000SH SOLE                   30,000
Fin. Sector SPDRCOM   81369Y605 2,576 157,174SH SOLE                  157,174
Smith & Wesson  COM   831756101   674 190,000SH SOLE                  190,000
Suncor Energy   COM   867229106   739  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,790  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 7,130 200,000SH SOLE                  200,000
Sysco Corp	COM   871829107 6,001 216,653SH SOLE                  216,653
T C Pipelines   COM   87233q108 2,843  54,658SH SOLE                   54,658
Total System SvcCOM   891906109   901  50,000SH SOLE                   50,000
Universal Corp	COM   913456109 9,303 213,686SH SOLE                  213,686
Universal ForestCOM   913543104   696  19,000SH SOLE                   19,000
Valero Energy   COM   91913Y100 7,028 235,698SH SOLE                  235,698
Vanguard GNMA   COM   922031307   200  18,663SH SOLE                   18,663
Verizon Comm	COM   92343V104 8,118 210,664SH SOLE                  210,664
Viropharma Inc. COM   928241108 1,680  84,470SH SOLE                   84,470
Wal-Mart 	COM   931142103	5,736 110,204SH SOLE		      110,204
Weyerhaeuser	COM   962166104	5,525 224,615SH SOLE		      224,615





REPORT SUMMARY:   72        595,506